Equity Method Investments (Details) € in Thousands, $ in Thousands				11 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($)	Aug. 07, 2024 USD ($)	Jul. 31, 2024	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) Installment $ / €	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€) Installment $ / €
Equity Method Investments [Abstract]
Exchange currency rate | $ / €					1.0393		1.0393
Payment for equity method investment				$ 0	$ 3,734	$ 0
Equity method investment					3,588	0
Loss on equity method investment				$ 0	$ (142)	$ 0
RGI [Member]
Equity Method Investments [Abstract]
Term to make installment payments for capital commitment					33 months
VIE [Member] | RGI [Member]
Equity Method Investments [Abstract]
Ownership interest]					49.00%
Committed capital					$ 8,107		€ 7,800
Number of installment payments for capital commitment | Installment					5		5
VIE [Member] | RGI [Member] | ECV [Member]
Equity Method Investments [Abstract]
Ownership interest]			45.00%
Payment for equity method investment	$ 1,251	$ 2,464
VIE [Member] | RGI [Member] | Minimum [Member]
Equity Method Investments [Abstract]
Ownership interest]			46.40%
VIE [Member] | RGI [Member] | Maximum [Member]
Equity Method Investments [Abstract]
Ownership interest]			49.80%